Allowance for Loan Losses - Accrual and Non-Accrual Loans (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accrual Loans, Loan Balance
Past Due	$ 21,877	$ 20,916
Non-Accrual Loans, Loan Balance
Total Non-Accrual Loans	19,769	16,479	$ 26,722
30-59 Days Past Due
Accrual Loans, Loan Balance
Past Due	11,948	11,888
60-89 Days Past Due
Accrual Loans, Loan Balance
Past Due	4,299	3,801
90 Days Past Due
Accrual Loans, Loan Balance
Past Due	5,630	5,227
Real estate loans
Accrual Loans, Loan Balance
Past Due	15,468	16,897
Non-Accrual Loans, Loan Balance
Total Non-Accrual Loans	12,371	11,672	17,720
Real estate loans | 30-59 Days Past Due
Accrual Loans, Loan Balance
Past Due	8,210	10,710
Real estate loans | 60-89 Days Past Due
Accrual Loans, Loan Balance
Past Due	3,466	2,496
Real estate loans | 90 Days Past Due
Accrual Loans, Loan Balance
Past Due	3,792	3,691
Real estate loans | Single-family residential
Accrual Loans, Loan Balance
Current		518,106	499,307	$ 455,410
Past Due	12,134	13,751
Past due, and still accruing		8,686	8,443	6,186
Total Accrual Loans		$ 526,792	$ 507,750	$ 461,596
Accrued Loans, %
Current loans, still accruing as a percentage of total loans		97.12%	97.38%	96.80%
Total past due loans, still accruing as a percentage of total loans		1.63%	1.64%	1.31%
Current and past due loans still accruing, as a percentage of total loans		98.75%	99.02%	98.11%
Non-Accrual Loans, Loan Balance
Current		$ 1,624	$ 2,086	$ 2,290
Loan Balance		5,065	2,918	6,603
Total Non-Accrual Loans	6,514	$ 6,689	$ 5,004	$ 8,893
Non-Accrual Loans, %
Current nonaccrual loans as a percentage of total loans		0.30%	0.41%	0.49%
Past due non-accrual loans as a percentage of total loans		0.95%	0.57%	1.40%
Total non-accrual loans as a percentage of total loans		1.25%	0.98%	1.89%
Loan Balance		$ 533,481	$ 512,754	$ 470,489
%		100.00%	100.00%	100.00%
Real estate loans | Single-family residential | 30-59 Days Past Due
Accrual Loans, Loan Balance
Past Due		$ 7,634
Past Due	7,802	$ 7,910	$ 6,025	$ 4,675
Accrued Loans, %
Past due loans, still accruing as a percentage of total loans		1.43%	1.17%	0.99%
Non-Accrual Loans, Loan Balance
Total Non-Accrual Loans		$ 276	$ 584	$ 0
Non-Accrual Loans, %
Total non-accrual loans as a percentage of total loans		0.05%	0.11%	0.00%
Real estate loans | Single-family residential | 60-89 Days Past Due
Accrual Loans, Loan Balance
Past Due		$ 633
Past Due	921	$ 2,336	$ 2,193	$ 1,395
Accrued Loans, %
Past due loans, still accruing as a percentage of total loans		0.12%	0.43%	0.30%
Non-Accrual Loans, Loan Balance
Total Non-Accrual Loans		$ 1,703	$ 557	$ 38
Non-Accrual Loans, %
Total non-accrual loans as a percentage of total loans		0.32%	0.11%	0.01%
Real estate loans | Single-family residential | 90 Days Past Due
Accrual Loans, Loan Balance
Past Due		$ 419
Past Due	3,411	$ 3,505	$ 225	$ 116
Accrued Loans, %
Past due loans, still accruing as a percentage of total loans		0.08%	0.04%	0.02%
Non-Accrual Loans, Loan Balance
Total Non-Accrual Loans		$ 3,086	$ 1,777	$ 6,565
Non-Accrual Loans, %
Total non-accrual loans as a percentage of total loans		0.58%	0.35%	1.39%
Consumer loans and overdrafts
Accrual Loans, Loan Balance
Current		$ 113,211	$ 130,830	$ 120,463
Past Due	1,774	1,613
Past due, and still accruing		1,594	66	1,889
Total Accrual Loans		$ 114,805	$ 130,896	$ 122,352
Accrued Loans, %
Current loans, still accruing as a percentage of total loans		98.58%	99.91%	98.40%
Total past due loans, still accruing as a percentage of total loans		1.39%	0.05%	1.54%
Current and past due loans still accruing, as a percentage of total loans		99.97%	99.96%	99.94%
Non-Accrual Loans, Loan Balance
Current		$ 16	$ 16	$ 43
Loan Balance		19	39	31
Total Non-Accrual Loans	37	$ 35	$ 55	$ 74
Non-Accrual Loans, %
Current nonaccrual loans as a percentage of total loans		0.01%	0.01%	0.03%
Past due non-accrual loans as a percentage of total loans		0.02%	0.03%	0.03%
Total non-accrual loans as a percentage of total loans		0.03%	0.04%	0.06%
Loan Balance		$ 114,840	$ 130,951	$ 122,426
%		100.00%	100.00%	100.00%
Consumer loans and overdrafts | 30-59 Days Past Due
Accrual Loans, Loan Balance
Past Due		$ 466
Past Due	587	$ 474	$ 48	$ 1,076
Accrued Loans, %
Past due loans, still accruing as a percentage of total loans		0.41%	0.04%	0.88%
Non-Accrual Loans, Loan Balance
Total Non-Accrual Loans		$ 8	$ 9	$ 22
Non-Accrual Loans, %
Total non-accrual loans as a percentage of total loans		0.01%	0.01%	0.02%
Consumer loans and overdrafts | 60-89 Days Past Due
Accrual Loans, Loan Balance
Past Due		$ 243
Past Due	434	$ 243	$ 18	$ 443
Accrued Loans, %
Past due loans, still accruing as a percentage of total loans		0.21%	0.01%	0.36%
Non-Accrual Loans, Loan Balance
Total Non-Accrual Loans		$ 0	$ 11	$ 0
Non-Accrual Loans, %
Total non-accrual loans as a percentage of total loans		0.00%	0.01%	0.00%
Consumer loans and overdrafts | 90 Days Past Due
Accrual Loans, Loan Balance
Past Due		$ 885
Past Due	$ 753	$ 896	$ 0	$ 370
Accrued Loans, %
Past due loans, still accruing as a percentage of total loans		0.77%	0.00%	0.30%
Non-Accrual Loans, Loan Balance
Total Non-Accrual Loans		$ 11	$ 19	$ 9
Non-Accrual Loans, %
Total non-accrual loans as a percentage of total loans		0.01%	0.01%	0.01%